Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 749,332,500.00
Previously Paid Amount	0.00
Total Fee Amount	114,722.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 114,722.81
Narrative - Max Aggregate Offering Price	$ 749,332,500.00
Final Prospectus	true